Annual Total Returns - VIPEquity-IncomePortfolio-InvestorPRO - VIPEquity-IncomePortfolio-InvestorPRO - VIP Equity-Income Portfolio - VIP Equity Income Portfolio - Investor Class	Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	8.77%
Annual Return 2015	(4.18%)
Annual Return 2016	17.93%
Annual Return 2017	12.83%
Annual Return 2018	(8.37%)
Annual Return 2019	27.35%
Annual Return 2020	6.57%
Annual Return 2021	24.83%
Annual Return 2022	(5.02%)
Annual Return 2023	10.56%